Property, Plant And Equipment (Tables)	12 Months Ended
Sep. 30, 2012
Property, Plant And Equipment [Abstract]
Schedule Of Future Aggregate Minimum Lease Payments Under Operating Leases

2013	$7,585
2014	6,096
2015	4,811
2016	3,291
2017 and thereafter	2,251

Total	$24,034